UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FFM GP, Inc.
Address: 5956 Sherry Lane, Suite 1810
         Dallas, TX  75205

13F File Number:  28-10836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      G. Houston Hall
Title:     President
Phone:     (214) 706-4340

Signature, Place, and Date of Signing:

      /s/  G. Houston Hall     Dallas, TX     August 06, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $27,598 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN PHYSICIANS SVC GROU   COM              028882108       28     1500 SH       SOLE                     1500        0        0
GENITOPE CORP                  COM              37229P507     2941   762000 SH       SOLE                   762000        0        0
MESA AIR GROUP INC             COM              590479901      661   100000 SH  CALL SOLE                        0        0        0
NOVASTAR FINL INC              COM              669947950     3016   432100 SH  PUT  SOLE                   432100        0        0
NOVASTAR FINL INC              COM              669947400     2098   300600 SH       SOLE                   300600        0        0
REPUBLIC AWYS HLDGS INC        COM              760276105    13228   650000 SH       SOLE                   650000        0        0
RETAIL VENTURES INC            COM              76128Y102     1774   110000 SH       SOLE                   110000        0        0
RYERSON INC                    COM              78375P107     3765   100000 SH       SOLE                   100000        0        0
UNITED RETAIL GROUP INC        COM              911380103       87     7500 SH       SOLE                     7500        0        0